Non-controlling interests - Summary of non-controlling interests in subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets	$ 632,458	$ 728,235
Current liabilities	(210,941)	(206,650)
Net (decrease) increase in cash and cash equivalents	(201,236)	29,365
Net (loss) earnings and comprehensive (loss) income	(426,853)	(135,706)
(Loss) earnings from discontinued operations	$ (72,837)	$ 1,813
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
NCI percentage	1950.00%	1950.00%
Current assets	$ 2,537	$ 2,638
Non-current assets	22,831	422,789
Current liabilities	(154)	(209)
Non-current liabilities	(156,057)	(178,984)
Net (liabilities) assets	(130,843)	246,234
Net (liabilities) assets allocated to NCI	(25,514)	48,016
Cash flows used in operating activities	(3,095)	(3,683)
Cash flows used in investing activities	(33)	0
Cash flows generated from financing activities	2,958	2,917
Net (decrease) increase in cash and cash equivalents	(170)	(766)
Net (loss) earnings and comprehensive (loss) income	(373,522)	$ 9,297
(Loss) earnings from discontinued operations	$ (72,837)